UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported):  February 1, 2017

Chesapeake Funding LLC
025-00632 (Commission File Number of securitizer)	0001117392 (Central Index Key Number of securitizer)
Paul Danielson
(410) 771-1900
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☒

☐  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________

_________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

___________________________________________________________________________
(Name and telephone number, including area code, of the person to contact in connection with this filing)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CHESAPEAKE FUNDING LLC

Date: February 1, 2017	By:	/s/ Paul Danielson
		Name:	Paul Danielson
		Title:	Senior Vice President, General Counsel and Secretary